Income tax - Summary of Income Taxes Are Recognized In Profit Or Loss (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Current tax expense
Current period	$ 44	$ 33
Global minimum top-up tax	6	0
Changes in estimates related to prior periods	0	1
Deferred tax expense
Origination and reversal of temporary differences	11	(7)
Changes in estimates related to prior periods	7	1
Recognition of previously unrecognized deferred tax assets	(1)	0
Release of deferred tax arising on business combinations	0	(2)
Dividend tax expense	5	5
Income tax expense reported in profit	$ 72	$ 31